Summary of Significant Accounting Policies - Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Allowance for expected credit loss or written off	$ 0	$ 0	$ 0